Derivative Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013 Predecessor [Member]
Derivative [Line Items]
Schedule of Notional Amounts of Outstanding Derivative Positions
The following table summarizes all open positions as of March 31, 2014:

	Year 2014	Year 2015
Crude Oil Swaps:
Notional volume (Bbl)	180,000	120,000
Weighted average price ($/Bbl)1	$94.50	$92.60
Crude Oil Collars:
Notional volume (Bbl)	1,149,000	492,000
Weighted average floor price ($/Bbl)1	$86.29	$85.49
Weighted average ceiling price ($/Bbl)1	$100.35	$94.14
Natural Gas Collars:
Notional volume (Mmbtu)	1,350,000	—
Weighted average floor price ($/Mmbtu)2	4.00	—
Weighted average ceiling price ($/Mmbtu)2	4.78	—
______________________________

1    The crude oil derivative contracts are settled based on the month's average daily NYMEX price of West Texas Intermediate Light Sweet Crude.

2    The natural gas derivative contracts are settled based on the NYMEX Henry Hub closing settlement price.

The following table summarizes all open positions as of December 31, 2013:

	Year 2014	Year 2015
Swaps:
Notional volume (Bbl)	240,000	120,000
Weighted average price ($/Bbl)	$94.50	$92.60
Collars:
Notional volume (Bbl)	693,000	372,000
Weighted average floor price ($/Bbl)	$86.13	$84.03
Weighted average ceiling price ($/Bbl)	$103.59	$94.66

Schedule of Derivative Instruments in Statement of Financial Position, Fair Value, Gross Basis
The fair value amounts are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of the Company's master netting arrangements.

	Assets		Liabilities
	March 31, 2014	December 31, 2013	March 31, 2014	December 31, 2013
	(In thousands)
Derivative Instruments:
Current amounts
Commodity contracts	$225	$671	$(4,156)	$(1,562)
Noncurrent amounts
Commodity contracts	440	1,078	(207)	(43)
Total derivative instruments	$665	$1,749	$(4,363)	$(1,605)

The following table presents the fair value of derivative instruments. The Predecessor derivatives are presented as separate line items in its combined balance sheets as current and noncurrent derivative instrument assets and liabilities. Derivative instruments are classified as current or noncurrent based on the contractual timing of expected future net cash flows of individual contracts. The expected future net cash flows for derivative instruments classified as current are expected to occur within the next 12 months. The fair value amounts are presented on a gross basis and do not reflect the netting of asset and liability positions permitted under the terms of the Predecessor's master netting arrangements.

	Assets		Liabilities
	December 31,		December 31,
	2013	2012	2013	2012
	(In thousands)
Derivative Instruments:
Current amounts
Crude oil contracts	$671	$1,112	$(1,562)	$(417)
Interest rate contracts	—	—	—	(810)
Noncurrent amounts
Crude oil contracts	1,078	2,325	(43)	(345)
Interest rate contracts	—	—	—	—
Total derivative instruments	$1,749	$3,437	$(1,605)	$(1,572)

Derivative Instruments, Gains (Losses)
The following represents the Company's reported gains and losses on derivative instruments for the periods presented:

	Three Months Ended March 31,
	2014	2013
	(In thousands)
Loss on derivative instruments:
Commodity derivative instruments	$(4,153)	$(1,653)
Interest rate derivative instruments	—	(4)
Total	$(4,153)	$(1,657)

The following represents the Predecessor's reported gains and losses on derivative instruments for the years presented:

	For the year ended December 31,
	2013	2012	2011
	(In thousands)
Loss on derivative instruments:
Crude oil derivative instruments	$(2,583)	$(408)	$(545)
Interest rate derivative instruments	(24)	(388)	(1,434)
Total	$(2,607)	$(796)	$(1,979)

Gross and Net Derivative Assets
The following table presents the Company's gross and net derivative assets and liabilities.

	Gross Amount Presented on Balance Sheet	Netting Adjustments[a]	Net Amount
	(In thousands)
March 31, 2014
Derivative instrument assets with right of offset or master netting agreements	$665	$(507)	$158
Derivative instrument liabilities with right of offset or master netting agreements	$(4,363)	$507	$(3,856)
December 31, 2013
Derivative instrument assets with right of offset or master netting agreements	$1,749	$(1,332)	$417
Derivative instrument liabilities with right of offset or master netting agreements	$(1,605)	$1,332	$(273)
______________________________

a    With all of the Company's financial trading counterparties, the Company has agreements in place that allow for the financial right of offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements.

The following table presents the Predecessor's gross and net derivative assets and liabilities.

	Gross Amount Presented on Balance Sheet	Netting Adjustments[a]	Net Amount
	(In thousands)
December 31, 2013
Derivative instrument assets with right of offset or master netting agreements	$1,749	$(1,332)	$417
Derivative instrument liabilities with right of offset or master netting agreements	$(1,605)	$1,332	$(273)
December 31, 2012
Derivative instrument assets with right of offset or master netting agreements	$3,437	$(1,373)	$2,064
Derivative instrument liabilities with right of offset or master netting agreements	$(1,572)	$1,373	$(199)
______________________________
a    With all of the Predecessor's financial trading counterparties, the Predecessor has agreements in place that allow for the financial right of offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements.

Gross and Net Derivative Liabilities
The following table presents the Company's gross and net derivative assets and liabilities.

	Gross Amount Presented on Balance Sheet	Netting Adjustments[a]	Net Amount
	(In thousands)
March 31, 2014
Derivative instrument assets with right of offset or master netting agreements	$665	$(507)	$158
Derivative instrument liabilities with right of offset or master netting agreements	$(4,363)	$507	$(3,856)
December 31, 2013
Derivative instrument assets with right of offset or master netting agreements	$1,749	$(1,332)	$417
Derivative instrument liabilities with right of offset or master netting agreements	$(1,605)	$1,332	$(273)
______________________________

a    With all of the Company's financial trading counterparties, the Company has agreements in place that allow for the financial right of offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements.

The following table presents the Predecessor's gross and net derivative assets and liabilities.

	Gross Amount Presented on Balance Sheet	Netting Adjustments[a]	Net Amount
	(In thousands)
December 31, 2013
Derivative instrument assets with right of offset or master netting agreements	$1,749	$(1,332)	$417
Derivative instrument liabilities with right of offset or master netting agreements	$(1,605)	$1,332	$(273)
December 31, 2012
Derivative instrument assets with right of offset or master netting agreements	$3,437	$(1,373)	$2,064
Derivative instrument liabilities with right of offset or master netting agreements	$(1,572)	$1,373	$(199)
______________________________
a    With all of the Predecessor's financial trading counterparties, the Predecessor has agreements in place that allow for the financial right of offset for derivative assets and derivative liabilities at settlement or in the event of a default under the agreements.